UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The

Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

Invest with faith

Azzad Wise Capital Fund
(Ticker: WISEX)
First Halal Fixed-Income Fund

Azzad Ethical Fund
(Ticker: ADJEX)
Halal Equity Mutual Fund

8000 Town Centre Drive, Suite 400 | Broadview Heights, Ohio 44147
OFFICE 888.350.3369 or 440.922.0066 | **FAX** 440.526.4446 | www.azzadfunds.com
Azzad Asset Management, Inc. | Advisor to the Azzad Funds | 888.86.AZZAD (888.862.9923)

AZZAD FUNDS

SHAREHOLDER LETTER

DECEMBER 31, 2016 (UNAUDITED)

Dear Azzad Funds shareholder,

Enclosed is your copy of the Azzad Funds semi-annual report, in which you will find a brief market commentary and a review of the performance of your investments for the six-month period ending 12/31/16.

Donald Trump’s presidential win in November was the headline event during the period. Domestic equity markets viewed the victory as a catalyst for increased growth and rallied into year-end. Fixed income markets were mixed. Islamic markets sold off moderately on the news with longer dated sukuk selling off 1-2 points, much of which was due to the rise in U.S. Treasury yields.

President-elect Trump’s comments on increased infrastructure and military spending in conjunction with tax reform plans raised inflation expectations and increased deficit concerns. Consequently, government and investment grade corporate yields rose steadily, with the U.S. 10-Year Treasury note testing yields of 2.60%. (Yields and bond prices move in opposite directions.) On the other hand, high-yield corporate paper tracked equities and finished the quarter higher, driven in part by rising energy prices.

As a whole, 2016 did not start off well for equities, but by the end of the year, major indexes posted year-over-year gains, some reaching all-time highs. Most of the gains in equities happened during the second half of the year as favorable corporate earnings, resurgent oil prices, and accelerating consumer income and spending encouraged investors to trade.

Azzad Ethical Fund (ADJEX)

The Azzad Ethical Fund gained 3.08% for the six months ending 12/31/16, trailing the Russell Midcap Growth’s 5.07% gain. Within the portfolio, a couple of areas stood out as driving performance. Much of the fund’s underperformance was concentrated within the semiconductor industry, where one index constituent that the fund did not own because of valuation concerns continued its impressive move higher. While missing such opportunities can be frustrating, fund sub-advisor Ziegler Capital Management remains mindful of the risks of chasing such names.

The fund’s healthcare stocks outperformed the index by a good margin. Outperformance was seen in the pharma and biotech industry, where several of the fund’s holdings posted promising clinical results. The portfolio tends to favor names that offer proven, marketed products along with promising pipelines. The fund also experienced good returns from the industrials sector, specifically the transportation industry. Several of the portfolio laggards were within the consumer space.

The portfolio’s positioning has seen some changes. Ziegler increased the fund’s overweight to the healthcare equipment industry as valuations there became more compelling. The tech hardware space went from an underweight to an overweight, as the manager added a proven earnings growth story that passed quantitative screens.

1

AZZAD FUNDS

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Ziegler reduced the fund’s underweight to the capital goods sector and reduced its overweight to the troubled retailing industry, taking some gains in transportation names.

The start of 2017 began with encouraging signs for the fund. In 2016, we saw value outperform growth by a sizable margin; the start of 2017 showed a bit of trend reversal. On a historic valuation basis, growth remains attractive relative to value. A recent increase in mergers and acquisition activity within the portfolio serves as a reminder that the fund’s holdings are often some of the most attractive to larger companies who may want to boost their growth profile. The portfolio manager continues to look for opportunities that exhibit compelling growth profiles at reasonable valuations to the broader market.

Looking forward, Ziegler believes that we are seeing a market in transition: in their view, what has been a monetary policy-driven bull market needs to become an earnings-driven market to continue. Political events during the period, both in the U.S. and abroad, have left investors with new questions to consider regarding those earnings. The hypothetical reduction of tax rates would raise earnings, and the repatriation of cash overseas could help spur merger activity. Still, the timing and scope of such measures remains to be seen.

Azzad Wise Capital Fund (WISEX)

During the six-month period, the Azzad Wise Capital Fund returned -0.23%, outperforming the Bank of America Merrill Lynch US Corporate & Government 1- 3 Year Index return of -0.36%. The yield on the benchmark 10-year U.S. Treasury bond continued its slow climb off the multi-year low in July of 2016. The surprising U.S. election result lifted hopes for a pro-growth change in economic policy, which further increased bond yields and inflation expectations.

Throughout this period, certain holdings in the Azzad Wise Capital Fund also saw a moderate degree of volatility, particularly in the fourth quarter where some longer-dated issues traded off due to a steepening yield curve. This was offset in large part by the fund’s allocation to Islamic bank deposits, very short-dated sukuk, and cash holdings, all of which performed well during the period with minimal volatility.

The fund’s sukuk in general showed less volatility versus emerging market fixed income during period. Fund sub-advisor Federated Investment Management Company reduced duration during the period by increasing exposure to short-term sukuk and Islamic bank deposits.

The second half of 2016 saw new sovereign issues from Pakistan, Malaysia, Oman, Indonesia, and Turkey, some of which the fund participated in. Federated continues to welcome new issues as they add depth to the market and allows them to further diversify the portfolio. During the six-month period, the fund’s holdings in Islamic bank deposits grew from 29% to 33%.

AZZAD FUNDS

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Going forward, Federated remains cautious on duration and the impact of rising U.S. Treasury yields on emerging market sukuk issuers in the Middle East/North Africa region. At the same time, they see event risks -- particularly on the geopolitical front in Europe, China, Turkey, and South Africa -- that could put pressure on Treasury yields in a flight to quality. That, in turn, could slightly temper the fund’s current duration underweight.

As rates rise, the portfolio manager expects to see more attractive profit rates on Islamic bank deposits and will look to add additional banks to the portfolio. They also expect to see more attractive rates in Islamic trade finance and thus a greater allocation for the fund in 2017.

Regardless of market environment, remember that your asset allocation should be aligned with an appropriate investment strategy. To discuss your goals and how to meet them and to get answers to any other questions you might have at no additional charge, please contact an Azzad investment advisor at 888.86.AZZAD.

Thank you for your continued trust and investment in the Azzad Funds.

Jamal Elbarmil
Vice President

The performance quoted represents past performance, which does not guarantee future results. This summary represents the views of the portfolio manager as of December 31, 2016. Those views may change, and the Funds disclaim any obligation to advise investors of such changes. The Azzad Funds are self-distributed and available by prospectus only. A free copy of the prospectus, which contains information about the Funds’ risks, fees, and objectives, and other important information, is available at www.azzadfunds.com/prospectus or by calling 888.350.3369. The Bank of America Merrill Lynch US Corporate & Government 1-3 Year Index tracks the performance of US dollar-denominated investment grade Government and Corporate public debt issued in the US Domestic bond market, excluding collateralized products. The Midcap Growth Index measures the performance of the midcap growth segment of the U.S. equity universe. It includes those Russell Mid Cap Index companies with higher price to book ratios and higher forecasted growth values. The index is unmanaged and an investment cannot be made directly in this or any other index.

AZZAD ETHICAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2016 (UNAUDITED)

Average Annual Total Return
For the Periods Ended December 31, 2016

	Azzad Ethical Fund	Russell MidCap Growth Index
1 Year	2.48%	7.33%
3 Year	0.89%	6.22%
5 Year	8.56%	13.49%
10 Year	6.43%	7.83%
Since Inception	4.77%	5.94%

Annual Operating Expenses 0.99% as disclosed in the Fund's Prospectus.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The total annual operating expenses, before any fees waived, are 0.99% for the Ethical Fund per the November 1, 2016 prospectus.  Performance data current to the most recent month end may be obtained by calling 1-888-350-3369.

*Return figures reflect any change in price per share and assume the reinvestment of all distributions.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 12/22/2000 (commencement of operations).  Total return is based on the net change in net asset value (“NAV”) and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.

AZZAD ETHICAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2016 (UNAUDITED)

Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

AZZAD WISE CAPITAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2016 (UNAUDITED)

Average Annual Total Return
For the Periods Ended December 31, 2016

	Azzad Wise Capital Fund	BofAML US Corp&Govt 1-3 Yr Index
1 Year	1.38%	1.29%
3 Year	1.35%	0.91%
5 Year	2.19%	0.98%
Since Inception	1.82%	1.23%

Annual Operating Expenses 1.29% as disclosed in the Fund's Prospectus.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The total annual operating expenses, before any fees waived, are 1.29% for the Wise Fund per the November 1, 2016 prospectus.  Performance data current to the most recent month end may be obtained by calling 1-888-350-3369.

*Return figures reflect any change in price per share and assume the reinvestment of all distributions.

The BofAML US Corp&Gov’t 1-3 Yr Index is compromised of short-term bond funds having durations between one and three and half years, thus making them attractive to fairly conservative investors. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporations. On rare occasions, they may even invest in more speculative high-yield and emerging-markets debt.

The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 4/1/2010 (commencement of operations).  Total return is based on the net change in net asset value (“NAV”) and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

AZZAD ETHICAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
3.80%
Consumer Cyclical
21.59%
Consumer Defensive
6.96%
Healthcare
22.32%
Industrials
16.02%
Real Estate Investment Trusts
3.74%
Technology
25.57%

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

Real Estate Investment Trusts 3.56%
Technology 24.33%
Other Assets Less Liabilities 4.83%
Industrials 15.24%
Basic Materials 3.62%
Healthcare 21.24%
Consumer Cyclical 20.55%
Consumer Defensive 6.63%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

AZZAD ETHICAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2016 (UNAUDITED)

AZZAD WISE CAPITAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Ethical Bonds (Sukuk), 59.34%
Common Stocks, 7.02%
Real Estate Investment Trusts, 0.92%
Ethical Bank Deposits & Notes, 32.72%

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of net assets.

Ethical Bonds (Sukuk), 56.73%
Common Stocks, 6.71%
Real Estate Investment Trusts, 0.88%
Other Assets Less Liabilities, 4.38%
Ethical Bank Deposits & Notes, 31.30%

AZZAD WISE CAPITAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2016 (UNAUDITED)

Portfolio allocations are subject to change.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

COMMON STOCKS - 91.61%

Aircraft Part & Auxiliary Equipment - 0.53%
5,759	Spirit Aerosystems Holdings, Inc.	$ 336,038

Airports, Flying Fields & Airport Terminal Services - 0.04%
169	Grupo Aeroportuario del Sureste SAB de CV ADR *	24,317

Apparel & Other Finished Products of Fabrics & Similar Material - 1.76%
12,993	Carter's, Inc.	1,122,465

Biological Products (No Diagnostic Substances) - 1.41%
17,038	Seattle Genetics, Inc. *	899,095

Computer Peripheral Equipment - 1.34%
28,283	Fortinet, Inc. *	851,884

Dental Equipment & Supplies - 1.43%
15,743	DENTSPLY International, Inc.	908,843

Electromedical & Electrotherapeutic Apparatus - 1.53%
10,874	Varian Medical Systems, Inc. *	976,268

Electronic Computers - 0.70%
3,822	Apple, Inc.	442,664

Electronic Connectors - 1.53%
14,472	Amphenol Corp.	972,518

Food & Kindred Products - 1.86%
12,172	Mead Johnson Nutrition Co.	861,291
5,293	Campbell Soup Co.	320,068
		1,181,359
Footwear (No Rubber) - 1.03%
26,674	Skechers USA, Inc. Class A *	655,647

Grain Mill Products - 0.49%
2,484	Ingredion, Inc.	310,401

Heavy Construction (Other Than Building Construction) - 0.72%
8,670	Fluor Corp.	455,348

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

Industrial Organic Chemicals - 3.62%
12,499	International Flavors & Fragrances, Inc.	$ 1,472,757
1,962	NewMarket Corp.	831,574
		2,304,331
Industrial Instruments for Measurement, Display & Control - 1.26%
4,389	Roper Industries, Inc.	803,538

Laboratory Analytical Instruments - 0.87%
4,313	Illumina, Inc. *	552,237

Leather & Leather Products - 0.66%
9,778	Michael Kors Holdings Ltd. (United Kingdom) *	420,258

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.82%
10,002	Cintas Corp.	1,155,831

Miscellaneous Fabricated Metal Products - 1.69%
7,704	Parker Hannifin Corp.	1,078,560

Miscellaneous Food Preparations & Kindred Products - 1.19%
8,086	McCormick & Company, Inc.	754,666

Miscellaneous Transportation Equipment - 1.17%
9,024	Polaris Industries, Inc.	743,487

Mobile Homes - 0.02%
136	Cavco Industries, Inc. *	13,580

Motor Vehicle Parts & Accessories - 3.22%
7,782	Autoliv, Inc. (Sweden)	880,533
59,387	Gentex Corp.	1,169,330
		2,049,863
Motor Vehicles & Passenger Car Bodies - 1.53%
9,205	WABCO Holdings, Inc. (Belgium) *	977,111

Motors & Generators - 1.48%
19,407	Ametek, Inc.	943,180

Ophthalmic Goods - 1.97%
7,189	The Cooper Companies, Inc.	1,257,572

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.13%
12,221	Align Technology, Inc. *	$ 1,174,805
1,294	Intuitive Surgical, Inc. *	820,616
		1,995,421
Pharmaceutical Preparations - 3.63%
6,094	Alexion Pharmaceuticals, Inc. *	745,601
11,496	Alkermes PLC. (Ireland) *	638,948
8,350	BioMarin Pharmaceutical, Inc. *	691,714
646	Regeneron Pharmaceuticals, Inc. *	237,140
		2,313,403
Pumps & Pumping Equipment - 0.69%
4,883	IDEX Corp.	439,763

Retail-Auto & Home Supply Stores - 2.22%
1,786	Autozone, Inc. *	1,410,565

Retail-Building Materials, Hardware, Garden Supply - 1.43%
12,020	Tractor Supply Co.	911,236

Retail-Family Clothing Stores - 1.71%
16,606	Ross Stores, Inc.	1,089,354

Retail-Home Furniture, Furnishings & Equipment Stores - 0.85%
13,377	Bed Bath & Beyond, Inc.	543,641

Retail-Jewelry Stores - 1.16%
9,530	Tiffany & Co.	737,908

Retail-Shoe Stores - 2.04%
18,367	Footlocker, Inc.	1,302,037

Retail-Variety Stores - 1.94%
16,701	Dollar General Corp.	1,237,043

Retail-Woman's Clothing Stores - 0.75%
7,283	L Brands, Inc.	479,513

Semiconductors & Related Devices - 8.34%
13,622	IPG Photonics Corp. *	1,344,628
26,380	Maxim Integrated Products, Inc.	1,017,477

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

Semiconductors & Related Devices - (Continued)
19,266	Microchip Technology, Inc.	$ 1,235,914
12,984	Qorvo, Inc. *	684,646
13,771	Skyworks Solution, Inc.	1,028,143
		5,310,808
Services-Business Services - 3.03%
19,528	Akamai Technologies, Inc. *	1,302,127
429	Priceline.com, Inc. *	628,940
		1,931,067
Services-Commercial Physical & Biological Research - 1.46%
9,257	Incyte Corp. *	928,199

Services-Computer Integrated Systems - 2.43%
11,006	Cerner Corp. *	521,354
11,535	Jack Henry & Associates, Inc.	1,024,077
		1,545,431
Services-Computer Programming Services - 1.49%
8,883	DST Systems, Inc.	951,814

Services-Computer Programming, Data Processing, Etc. - 1.26%
11,513	Red Hat, Inc. *	802,456

Services-Computer Programming Services - 1.81%
10,956	Aspen Technology, Inc. *	599,074
7,287	VeriSign, Inc. *	554,322
		1,153,396
Services-Consumer Credit Report - 1.83%
9,886	Equifax, Inc.	1,168,822

Services-Hospitals - 1.50%
14,320	MEDNAX, Inc. *	954,571

Services-Management Services - 1.46%
9,217	Gartner, Inc. Class A *	931,562

Services-Prepackaged Software - 5.04%
42,077	Cadence Design Systems, Inc. *	1,061,182
11,894	Electronic Arts, Inc. *	936,771
9,683	Manhattan Associates, Inc. *	513,490
13,604	Splunk, Inc. *	695,845
		3,207,288

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

Surgical & Medical Instruments & Apparatus - 1.35%
5,323	Teleflex, Inc.	$ 857,801

Trucking (No Local) - 2.08%
15,442	Old Dominion Freight Line, Inc. *	1,324,769

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.63%
13,312	AmerisourceBergen Corp.	1,040,865

Wholesale-Groceries & General Line - 1.16%
15,441	United Natural Foods, Inc. *	736,845

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.32%
5,536	Henry Schein, Inc. *	839,867

TOTAL FOR COMMON STOCKS (Cost $49,812,609) - 91.61%		58,336,506

REAL ESTATE INVESTMENT TRUSTS - 3.56%
3,309	Avalonbay Communities, Inc.	586,189
368	CubeSmart	9,851
528	Equinix, Inc.	188,713
3,633	Federal Realty Investment Trust	516,286
1,902	Mid-America Apartment Communities, Inc.	186,244
395	PS Business Parks Inc.	46,025
2,980	Public Storage	666,030
816	Life Storage, Inc.	69,572
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,344,334) - 3.56%		2,268,910

TOTAL FOR INVESTMENTS (Cost $52,156,943) - 95.17%		60,605,416

OTHER ASSETS LESS LIABILITIES, NET - 4.83%		3,076,492

NET ASSETS - 100.00%		$ 63,681,908

* Non-income producing securities during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

COMMON STOCKS - 6.71%

Beverages - 0.42%
4,889	The Coca-Cola Co.	$ 202,698
2,062	PepsiCo, Inc.	215,747
		418,445
Construction, Mining & Materials Handling Machinery & Equipment - 0.29%
3,881	Dover Corp.	290,803

Converted Paper & Paperboard Products - 0.20%
1,782	Kimberly-Clark Corp.	203,362

Cutlery, Handtools & General Hardware - 0.25%
2,214	Stanley Black & Decker, Inc.	253,924

Electronic & Other Electrical Equipment - 0.24%
4,277	Emerson Electric Co.	238,443

Fats & Oils - 0.27%
5,868	Archer-Daniels Midland Co.	267,874

General Industrial Machinery & Equipment - 0.27%
2,254	Illinois Tool Works, Inc.	276,025

Household Furniture - 0.26%
5,301	Leggett & Platt, Inc.	259,113

Industrial Inorganic Chemicals - 0.26%
1,820	Air Products & Chemicals, Inc.	261,752

Men's & Boy's Furnishings - 0.50%
2,567	Cintas Corp.	296,643
3,851	VF Corp.	205,451
		502,094
Miscellaneous Chemical Products 0.03%
910	Versum Materials Inc. *	25,544

Miscellaneous Food Preparations & Kindred Products - 0.22%
2,378	McCormick & Company, Inc.	221,939

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.19%
1,986	PPG Industries, Inc.	188,193

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

Perfumes, Cosmetics & Other Toilet Preparations - 0.20%
3,041	Colgate-Palmolive Co.	$ 199,003

Pharmaceutical Preparations - 0.45%
5,696	Abbott Laboratories	218,783
1,993	Johnson & Johnson	229,614
		448,397
Retail-Building Materials, Hardware, Garden Supply - 0.22%
835	The Sherwin-Williams Co.	224,398

Retail-Drug Stores & Proprietary Store - 0.23%
2,787	Walgreen Boots Alliance, Inc.	230,652

Retail-Lumber & Other Building Materials - 0.22%
3,161	Lowe's Companies, Inc.	224,810

Services-Computer Processing & Data Preparation - 0.25%
2,440	Automatic Data Processing, Inc.	250,783

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.43%
1,768	Ecolab, Inc.	207,245
2,682	The Procter Gamble Co.	225,502
		432,747
Specialty Cleaning, Polishing & Sanitation Preparations - 0.21%
1,720	The Clorox Co.	206,434

Surgical & Medical Instruments & Apparatus - 0.47%
1,350	3M Co.	241,069
1,048	C.R. Bard, Inc.	235,444
		476,513
Wholesale-Motor Vehicle Supplies & New Parts - 0.22%
2,324	Genuine Parts Co.	222,035

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.17%
2,346	Cardinal Health, Inc.	168,842

Wholesale-Durable Goods - 0.24%
1,047	W.W. Grainger, Inc.	243,166

TOTAL FOR COMMON STOCKS (Cost $5,175,517) - 6.71%		6,735,291

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 0.88%
1,540	Avalonbay Communities, Inc.	$ 272,811
1,912	Federal Realty Investment Trust	271,714
1,496	Public Storage	334,356
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $928,994) - 0.88%		878,881

SUKUKS - 56.73%

Airlines - 1.61%
1,600,000	Al Shindagha Sukuk, Ltd., Series REGS, 3.776%, 11/26/2019 (Cayman Islands)	1,616,000

Banks - 14.14%
1,300,000	ALHILA, Series REGS, 3.267%, 10/08/2018 (United Arab Emirates)	1,322,959
2,400,000	BSF Sukuk, Ltd., Series REGS, 2.947%, 05/22/2017 (Cayman Islands)	2,412,000
1,000,000	DIB Sukuk Ltd., 6.25% 03/20/2019 (United Arab Emirates)	1,033,500
1,000,000	DIB Tier 1 Sukuk, Ltd., 4.752%, 05/30/2017 (Cayman Islands) **	1,013,586
1,900,000	EIB Sukuk, Ltd., Series REGS, 4.147%, 01/11/2018 (United Arab Emirates)	1,937,215
2,400,000	EIB Sukuk, Ltd., Series REGS, 4.718%, 01/18/2017 (United Arab Emirates)	2,406,492
1,150,000	FGB Sukuk Co., Ltd., Series REGS, 4.046%, 01/18/2017 (Cayman Islands)	1,152,720
2,400,000	QIIB Sukuk Funding Ltd., Series REGS, 2.688%, 10/18/2017 (Qatar)	2,412,000
500,000	TF Varlik Kiralama AS, Series REGS, 3.95%, 05/02/2018 (Turkey)	501,028
		14,191,500
Communications Equipment - 1.21%
1,200,000	Axiata Spv2 Bhd, Series REGS, 3.466%, 11/19/2020 (Malaysia)	1,210,402

Consumer Finance - 1.00%
1,000,000	Tamweel Funding Ltd, Series REGS, 5.154%, 01/18/2017 (Cayman Islands)	1,001,875

Financial Services - 7.26%
300,000	ADIB Capital Sukuk, Series REGS, 6.375%, 10/16/2018 (Cayman Islands) **	311,820
2,900,000	DIP Sukuk Ltd. Series REGS, 4.291%, 02/20/2019 (Cayman Islands)	2,956,834
4,000,000	Jany Sukuk Co. LTD, Series REGS, 2.844%, 09/23/2019 (Cayman Islands)	4,010,000
		7,278,654
Real Estate - 10.11%
1,500,000	DIFC Investments LLC, Note, Series REGS, 4.325% 11/12/2024 (United Arab Emirates)	1,546,593
1,750,000	Emaar Sukuk, Ltd., Series REGS, 4.564%, 06/18/2024 (Cayman Islands)	1,798,363
2,730,000	MAF Sukuk, Ltd., Series REGS, 5.85%, 02/07/2017 (Cayman Islands)	2,741,329
1,250,000	MAF Sukuk, Ltd., Unsecured Note, Series REGS, 4.50%, 11/03/2025 (Cayman Islands)	1,270,108
2,700,000	Sukuk Funding No. 3, Ltd., Series REGS, 4.348%, 12/03/2018 (Cayman Islands)	2,785,158
		10,141,551

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

Sovereigns - 11.53%
500,000	Bahrain, Government of, Sr. Unsecd. Series 144A, 5.624%, 2/12/2024 (Bahrain) (1)	$ 511,950
500,000	Hazine Mustesarligi, Series REGS, 4.557%, 10/10/2018 (Turkey)	508,125
1,000,000	Hazine Mustesarligi, Series REGS, 2.803%, 03/26/2018 (Turkey)	993,100
1,800,000	Pakistan, Series REGS, 6.75% 12/03/2019 (Pakistan)	1,908,812
2,700,000	Perusahaan Pener Indois Sukuk, Series REGS, 3.30%, 11/21/2022 (Indonesia)	2,639,250
2,400,000	Perusahaan Pener Indois Sukuk, Series REGS, 4.00%, 11/21/2018 (Indonesia)	2,484,000
1,000,000	Perusahaan Pener Indois Sukuk, Series REGS, 4.35% 09/10/2024 (Indonesia)	1,003,800
750,000	Zar Sovereign Capital Fund, Series REGS, 3.903%, 06/24/2020 (South Africa)	761,932
750,000	Zar Sovereign Capital Fund, Series 144A, 3.903%, 06/24/2020 (South Africa) (1)	759,015
		11,569,984
Supranationals - 1.60%
300,000	IDB Trust Services, Ltd., Series REGS, 1.535%, 06/04/2018 (Jersey)	302,250
1,300,000	IDB Trust Services, Ltd., Series REGS, 1.8125%, 03/06/2019 (Jersey)	1,306,500
		1,608,750
Transportation & Logistics - 2.73%
1,000,000	DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908, 5/31/2023 (Cayman Islands)	999,878
1,700,000	DP World Sukuk, Ltd., Series REGS, 6.25%, 07/02/2017 (Cayman Islands)	1,740,666
		2,740,544
Utilities - 3.01%
1,000,000	Dewa Sukuk 2013, Ltd., Series REGS, 3.00%, 03/05/2018 (Cayman Islands)	1,010,568
2,000,000	Saudi Electricity Global Sukuk, Series REGS, 2.665%, 04/03/2017 (Cayman Islands)	2,006,492
		3,017,060
Wireless Telecommunications Services - 2.53%
2,500,000	Ooredoo Tamweel Ltd., Series REGS, 3.039%, 12/03/2018 (Qatar)	2,540,475

TOTAL FOR SUKUKS (Cost $57,003,392) - 56.73%		56,916,795

TRADE FINANCE AGREEMENTS - 0.98%
20,073	Pak-Arab Refinery ITFC, 4.165%, 01/09/2017 (Pakistan)	20,073
20,708	Pak-Arab Refinery ITFC, 4.165%, 01/17/2017 (Pakistan)	20,708
20,076	Pak-Arab Refinery ITFC, 4.165%, 01/23/2017 (Pakistan)	20,076
19,329	Pak-Arab Refinery ITFC, 4.165%, 01/29/2017 (Pakistan)	19,329
15,680	Pak-Arab Refinery ITFC, 4.165%, 02/03/2017 (Pakistan)	15,680
15,518	Pak-Arab Refinery ITFC, 4.165%, 02/06/2017 (Pakistan)	15,518
15,511	Pak-Arab Refinery ITFC, 4.165%, 02/17/2017 (Pakistan)	15,511
14,272	Pak-Arab Refinery ITFC, 4.165%, 02/27/2017 (Pakistan)	14,272
23,699	Pak-Arab Refinery ITFC, 4.165%, 03/05/2017 (Pakistan)	23,699
17,402	Pak-Arab Refinery ITFC, 4.165%, 03/16/2017 (Pakistan)	17,402

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

TRADE FINANCE AGREEMENTS - (Continued)
15,258	Pak-Arab Refinery ITFC, 4.165%, 03/17/2017 (Pakistan)	$ 15,258
17,519	Pak-Arab Refinery ITFC, 4.165%, 03/24/2017 (Pakistan)	17,519
21,948	Pak-Arab Refinery ITFC, 4.165%, 03/31/2017 (Pakistan)	21,948
16,059	Pak-Arab Refinery ITFC, 4.165%, 04/06/2017 (Pakistan)	16,059
20,802	Pak-Arab Refinery ITFC, 4.165%, 04/06/2017 (Pakistan)	20,802
21,395	Pak-Arab Refinery ITFC, 4.165%, 04/13/2017 (Pakistan)	21,395
23,333	Pak-Arab Refinery ITFC, 4.165%, 05/18/2017 (Pakistan)	23,333
26,467	Pak-Arab Refinery ITFC, 4.165%, 06/08/2017 (Pakistan)	26,467
25,093	Pak-Arab Refinery ITFC, 4.165%, 06/15/2017 (Pakistan)	25,093
26,981	Pak-Arab Refinery ITFC, 4.165%, 06/23/2017 (Pakistan)	26,981
23,955	Pak-Arab Refinery ITFC, 4.165%, 06/26/2017 (Pakistan)	23,955
26,518	Pak-Arab Refinery ITFC, 4.165%, 07/06/2017 (Pakistan)	26,518
27,333	Pak-Arab Refinery ITFC, 4.165%, 07/13/2017 (Pakistan)	27,333
28,189	Pak-Arab Refinery ITFC, 4.165%, 07/17/2017 (Pakistan)	28,189
26,659	Pak-Arab Refinery ITFC, 4.165%, 07/24/2017 (Pakistan)	26,659
26,154	Pak-Arab Refinery ITFC, 4.165%, 08/05/2017 (Pakistan)	26,154
26,254	Pak-Arab Refinery ITFC, 4.165%, 08/10/2017 (Pakistan)	26,254
17,484	Pak-Arab Refinery ITFC, 4.165%, 08/09/2017 (Pakistan)	17,484
24,846	Pak-Arab Refinery ITFC, 4.165%, 08/18/2017 (Pakistan)	24,846
23,768	Pak-Arab Refinery ITFC, 4.165%, 08/23/2017 (Pakistan)	23,768
26,211	Pak-Arab Refinery ITFC, 4.165%, 09/06/2017 (Pakistan)	26,211
23,761	Pak-Arab Refinery ITFC, 4.165%, 09/08/2017 (Pakistan)	23,761
25,419	Pak-Arab Refinery ITFC, 4.165%, 09/16/2017 (Pakistan)	25,419
648	Pak-Arab Refinery ITFC, 4.165%, 09/16/2017 (Pakistan)	648
26,529	Pak-Arab Refinery ITFC, 4.165%, 09/22/2017 (Pakistan)	26,529
24,394	Pak-Arab Refinery ITFC, 4.165%, 09/22/2017 (Pakistan)	24,394
26,416	Pak-Arab Refinery ITFC, 4.165%, 12/06/2017 (Pakistan)	26,416
43,835	Tiryaki ITFC, 3.71%, 03/20/2017 (Turkey)	43,769
54,744	Tiryaki ITFC, 3.71%, 03/20/2017 (Turkey)	54,662
16,189	Tiryaki ITFC, 3.71%, 03/20/2017 (Turkey)	16,165
64,678	Tiryaki ITFC, 3.71%, 03/20/2017 (Turkey)	64,581
TOTAL FOR TRADE FINANCE AGREEMENTS (Cost $981,107) - 0.98%		980,838

BANK DEPOSITS - 30.32%
753,339	Albaraka Turk Participation Bank, 2.22%, 01/09/2017 (Turkey)	753,339
1,001,080	Albaraka Turk Participation Bank, 1.59%, 06/16/2017 (Turkey)	1,001,080
1,005,729	Arab Banking Corp., NY Branch, 1.52%, 01/25/2017 (Bahrain)	1,005,729
1,000,000	Arab Banking Corp., NY Branch, 1.52%, 02/10/2017 (Bahrain)	1,000,000
1,000,000	Arab Banking Corp., NY Branch, 1.20%, 02/17/2017 (Bahrain)	1,000,000
2,016,875	Arab Banking Corp., NY Branch, 1.24%, 02/17/2017 (Bahrain)	2,016,875

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Shares		Value

BANK DEPOSITS - (Continued)
1,005,942	Arab Banking Corp., NY Branch, 1.26%, 03/14/2017 (Bahrain)	$ 1,005,942
1,017,899	Arab Bannking Corp., NY Branch 1.67%, 06/14/2017 (Bahrain)	1,017,899
1,226,569	Kuveyt Turk Participation Bank, 1.514%,01/05/2017 (Turkey) **	1,226,569
1,130,320	Kuveyt Turk Participation Bank, 1.501%, 06/22/2017 (Turkey) **	1,130,320
2,024,640	Kuveyt Turk Participation Bank, 1.580%, 03/15/2017 (Turkey) **	2,024,640
1,007,406	Maybank Islamic Bank, 1.25%, 07/25/2017 (Malaysia)	1,007,406
1,010,507	Maybank Islamic Bank, 1.40%, 11/07/2017 (Malaysia)	1,010,507
2,020,333	Maybank Islamic Bank, 1.15%, 05/19/2017 (Malaysia)	2,020,333
1,000,000	Maybank Islamic Bank, 1.20%, 05/10/2017 (Malaysia)	1,000,000
2,000,000	Maybank Islamic Bank, 1.20%, 06/01/2017 (Malaysia)	2,000,000
1,001,371	Qatar Islamic Bank (UK) 0.980%, 01/25/2017 (Qatar)	1,001,371
1,002,528	Qatar Islamic Bank (UK) 1.75%, 05/31/2017 (Qatar)	1,002,528
2,000,000	Qatar Islamic Bank (UK) 1.25% 02/22/2017 (Qatar)	2,000,000
2,188,042	Turkiye Finans Bank, 1.89%, 01/05/2017 (Turkey)	2,188,042
1,999,955	Turkiye Finans Bank, 2.01%, 04/28/2017 (Turkey)	1,999,955
2,000,000	Turkiye Finans Bank, 2.01%, 07/10/2017 (Turkey)	2,000,000
TOTAL FOR BANK DEPOSITS (Cost $30,412,535) - 30.32%		30,412,535

TOTAL FOR INVESTMENTS (Cost $94,504,545) - 95.62%		95,924,340

OTHER ASSETS LESS LIABILITIES, NET - 4.38%		4,396,930

NET ASSETS - 100.00%		$100,321,270

(1) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2016 these liquid restricted securities amount to $1,270,965, which represented 1.27% of total net assets.

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016 (UNAUDITED)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Assets:
Investment Securities at Value (Cost $52,156,943 and $94,501,545, respectively)	$ 60,605,416	$ 95,924,340
Cash	1,858,515	3,736,910
Receivables:
Shareholder Subscriptions	42,672	93,639
Securities Sold	1,275,900	71,411
Dividends and Interest	47,639	679,396
Prepaid Expenses	15,175	14,215
Total Assets	63,845,317	100,519,911
Liabilities:
Shareholder Redemptions	73,062	6,553
Due to Adviser	52,470	162,023
Distribution Fees	14,272	5,934
Trustee Fees	3,157	3,788
Accrued Expenses	20,448	20,343
Total Liabilities	163,409	198,641
Net Assets	$ 63,681,908	$ 100,321,270

Net Assets Consist of:
Paid In Capital	$ 57,023,617	$ 99,187,248
Undistributed Net Investment Income (Loss)	(88,237)	11,210
Accumulated Realized Loss on Investments	(1,701,945)	(299,983)
Unrealized Appreciation in Value of Investments	8,448,473	1,422,795
Net Assets, for 5,125,802 and 9,684,442 Shares Outstanding, respectively	$ 63,681,908	$ 100,321,270

Net Asset Value Per Share	$ 12.42	$ 10.36

Redemption Price Per Share ($12.42*0.98; $10.36*0.98) Note 5*	$ 12.17	$ 10.15

* The Funds will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase for the Azzad Ethical Fund and for the Azzad Wise Capital Fund.

AZZAD FUNDS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016 (UNAUDITED)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Investment Income:
Dividends	$ 297,154	$ 93,645
Sukuk Income	-	1,074,558
Total Investment Income	297,154	1,168,203

Expenses:
Advisory	263,999	597,015
Distribution	49,500	25,085
Legal	6,764	3,067
Transfer Agent	30,588	30,165
Audit	5,697	5,949
Registration	8,999	12,212
Administrative	4,536	4,536
Custody	6,033	22,685
Printing	4,006	552
Trustee	1,260	1,023
Miscellaneous	3,356	3,746
Insurance	412	267
Total Expenses	385,150	706,302
Fees Waived and Reimbursed by the Advisor	(58,451)	(59,117)
Net Expenses	326,699	647,185

Net Investment Income (Loss)	(29,545)	521,018

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments and Foreign Currency Transactions	600,219	(242,853)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,508,225	(559,308)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	2,108,444	(802,161)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,078,899	$ (281,143)

AZZAD FUNDS

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2016	6/30/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (29,545)	$ 33,814
Net Realized Gain (Loss) on Investments	600,219	(2,297,873)
Unrealized Appreciation (Depreciation) on Investments	1,508,225	(4,079,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,078,899	(6,344,021)

Distributions to Shareholders:
Net Investment Income	(58,692)	-
Realized Gains	-	(430,950)
Total Distributions	(58,692)	(430,950)

Capital Share Transactions	(3,745,848)	7,821,229

Total Increase (Decrease) in Net Assets	(1,725,641)	1,046,258

Net Assets:
Beginning of Period	65,407,549	64,361,291

End of Period (Includes Undistributed Net Investment Loss of
$(88,237) and $-, respectively)	$63,681,908	$65,407,549

AZZAD ETHICAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2016	6/30/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 521,018	$ 605,982
Net Realized Gain (Loss) on Investments	(242,853)	196,173
Unrealized Appreciation (Depreciation) on Investments	(559,308)	203,679
Net Increase (Decrease) in Net Assets Resulting from Operations	(281,143)	1,005,834

Distributions to Shareholders:
Net Investment Income	(544,348)	(606,320)
Realized Gains	-	-
Total Distributions	(544,348)	(606,320)

Capital Share Transactions	7,849,271	985,719

Total Increase in Net Assets	7,023,780	1,385,233

Net Assets:
Beginning of Period	93,297,490	91,912,257

End of Period (Includes Undistributed Net Investment Income
of $11,210 and $34,540, respectively)	$100,321,270	$93,297,490

AZZAD WISE CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	12/31/2016	6/30/2016	6/30/2015	6/30/2014	6/30/2013	6/30/2012

Net Asset Value, at Beginning of Period	$ 12.06	$ 13.44	$ 13.69	$ 12.24	$ 10.77	$ 10.74

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)	0.01	(0.03)	(0.02)	0.01	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.38	(1.31)	0.97	3.01	1.62	0.05
Total from Investment Operations	0.37	(1.30)	0.94	2.99	1.63	0.03

Distributions:
Net Investment Income	(0.01)	0.00	0.00	(0.01)	(0.01)	0.00
Realized Gains	0.00	(0.08)	(1.19)	(1.53)	(0.15)	0.00
Total Distributions	(0.01)	(0.08)	(1.19)	(1.54)	(0.16)	0.00

Redemption Fees (a) ***	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 12.42	$ 12.06	$ 13.44	$ 13.69	$ 12.24	$ 10.77

Total Return **	3.08%	(9.66)%	7.05%	24.85%	15.36%	0.28%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 63,682	$65,408	$ 64,361	$50,247	$ 34,169	$21,988
Before Waivers
Ratio of Expenses to Average Net Assets	1.17%†	1.16%	1.19%	1.19%	1.35%	1.41%
Ratio of Net Investment Loss to Average Net Assets	(0.27)% †	(0.12)%	(0.41)%	(0.32)%	(0.27)%	(0.65)%
After Waivers
Ratio of Expenses to Average Net Assets	0.99%†	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.09)% †	(0.05)%	(0.21)%	(0.12)%	0.09%	(0.22)%
Portfolio Turnover	5.03%	33.70%	29.80%	56.66%	103.43%	13.48%

(a) The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount calculated is less than $0.005 per share.

† Annualized

AZZAD ETHICAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	12/31/2016	6/30/2016	6/30/2015	6/30/2014	6/30/2013	6/30/2012

Net Asset Value, at Beginning of Period	$ 10.44	$ 10.39	$ 10.34	$ 10.09	$ 10.07	$ 10.22

Income From Investment Operations:
Net Investment Income *	0.06	0.07	0.06	0.08	0.16	0.10
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.08)	0.05	0.05	0.35	0.10	(0.02)
Total from Investment Operations	(0.02)	0.12	0.11	0.43	0.26	0.08

Distributions:
Net Investment Income	(0.06)	(0.07)	(0.06)	(0.07)	(0.16)	(0.08)
Realized Gains	0.00	0.00	0.00	(0.11)	(0.08)	(0.15)
Total Distributions	(0.06)	(0.07)	(0.06)	(0.18)	(0.24)	(0.23)

Redemption Fees (a)	0.00***	0.00***	0.00***	0.00***	0.00	0.00***

Net Asset Value, at End of Period	$ 10.36	$ 10.44	$ 10.39	$ 10.34	$ 10.09	$ 10.07

Total Return **	(0.23)%	1.15%	1.02%	4.35%	2.61%	0.86%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 100,321	$93,297	$ 91,912	$ 68,186	$53,809	$ 30,652
Before Waivers/Recoupment
Ratio of Expenses to Average Net Assets	1.41%†	1.42%	1.45%	1.52%	1.53%	1.63%
Ratio of Net Investment Income to Average Net Assets	0.92%†	0.60%	0.57%	0.79%	1.52%	0.82%
After Waivers/Recoupment
Ratio of Expenses to Average Net Assets	1.29%†	1.36%	1.49%	1.49%	1.49%	1.49%
Ratio of Net Investment Income to Average Net Assets	1.04%†	0.66%	0.53%	0.82%	1.56%	0.96%
Portfolio Turnover	24.46%	19.10%	41.27%	27.13%	45.40%	234.93%

(a) The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount calculated is less than $0.005 per share.

† Annualized

AZZAD WISE CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016 (UNAUDITED)

Note 1.

Organization

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 16, 1996. The Trust is comprised of the following Funds: The Azzad Ethical Fund (the “Ethical Fund”), which commenced operations on December 22, 2000 and is registered as a non-diversified fund and the Azzad Wise Capital Fund (the “Wise Fund”), which commenced operations on April 6, 2010 and is registered as a non-diversified fund. The series included in these financial statements are collectively referred to as the "Funds". Azzad Asset Management, Inc. (“Adviser”) is the investment adviser to both Funds (see Note 4).

The Ethical Fund’s primary investment objective is to provide shareholders with long-term total return consistent with ethical principles.

The Wise Fund’s primary investment objective is to provide shareholders with capital preservation and income.

The Funds should be considered long-term investments and are not appropriate for short-term goals. The Funds may also be used in all types of retirement and college savings plans including Separately Managed (Wrap) programs.

Non-Diversification Risk- The Funds are non-diversified, which means they may invest a greater percentage of their assets in a fewer number of holdings as compared to other mutual funds that are more broadly diversified.  As a result, the Funds’ share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Funds’ portfolio may have a significant negative impact on the Funds’ performance.

Note 2.

Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds follow the accounting and reporting guidance of FASB Accounting Standard Codification 946 and ASU 2013-08 applicable to investment companies.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

The Wise Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Wise Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income- Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

In addition, the Generally Accepted Accounting Principles (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2013-2016, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the year ended June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Cash and cash equivalents – The Funds consider all highly liquid debt instruments having original maturities of three months or less at the date of purchase to be cash equivalents.  The Funds may, during the ordinary course of business, maintain account balances with banks in excess of federally insured limits.  The Funds have not experienced losses on these accounts, and management believes that the Funds are not exposed to significant risks on such accounts.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Restricted and Illiquid Securities - Each Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”), and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation by the Adviser, pursuant to procedures adopted by the Board of Trustees of the Trust, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security.

Redemption Fees- The Ethical Fund and the Wise Fund each charge a 2.00% redemption fee for shares redeemed within 90 days of investment.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fees charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.  See Note 5.

Dividends and Distributions to Shareholders- The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis.  The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.  Please see Note 8 for additional information on dividends paid.

Estimates- The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Subsequent Event- Management has evaluated the impact of all subsequent events through the date of the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3. Securities Valuations

Processes and Structure

The Funds' Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

The Funds’ Board of Trustees has adopted written Pricing and Valuation Procedures (the “Procedures”) governing the fair valuation of securities, and has delegated authority to the company's investment adviser to apply those methods in making fair value determinations, subject to board oversight. The investment adviser has established a Valuation Committee to oversee the implementation of these Procedures. The Valuation Committee has the responsibility of determining the fair value of each of the Fund’s securities or other assets in the absence of readily available market quotations. The Valuation Committee also reviews the Funds’ Procedures to make sure they continue to be appropriate for the Funds. The Valuation Committee meets annually and on an as needed basis. The Valuation Committee reviews its own fair value decisions and reports to the Board of Trustees on all fair valuation decisions that are made. The Board of Trustees reviews all valuation decisions made by the Valuation Committee and evaluates whether the Valuation Committee is adhering to the Funds’ Procedures and whether the Procedures continue to be appropriate for the Funds.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Sukuk. The Wise Fund invests in Sukuk. Sukuk are used to finance projects and asset acquisitions while avoiding the Islamic prohibition on interest. Whereas bonds represent a debt ownership, a sukuk certificate represents ownership or interest in a tangible asset, or the usufruct of an asset. They are therefore considered to be asset-based securities. Sukuk grant investors a proportionate beneficial ownership of the underlying asset, along with its associated risks and potential cash flows. Underlying assets may include, without limitation, real estate (developed and undeveloped), infrastructure projects, lease contracts and machinery and equipment. While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Wise Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the Sukuk. Sukuk certificate holders share the risk of the underlying asset. If the assets on which sukuk are issued do not perform as

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

well as expected, the sukuk investor will bear a share of the loss. Unlike conventional bonds, sukuk do not earn interest payments.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Sukuk may be issued by international financial institutions, foreign governments and agencies of foreign governments and even global corporations. Like conventional bonds, rating agencies rate Sukuk based on their credit quality and the issuer’s ability to pay investors. Sukuk receive ratings that look exactly like conventional bonds. At December 31, 2016, 56.73% of the Wise Fund’s net assets were invested in Sukuk. These instruments will be categorized as level 2 investments in the fair value hierarchy.

Trade Finance Agreements.  Trade finance agreements in which the Wise Fund may invest consist primarily of loans or similar instruments used to finance international trade and related infrastructure projects, such as, for example, facilities for pre-export finance, process and commodities finance, receivables financing, factoring or forfeiting, trade credit insurance, letters of credit and other documentary credits, documentary collection, promissory notes, bills of exchange and other negotiable instruments.  The Wise Fund may invest in such investments by way of purchase, assignment, participation, guarantee, insurance or another financial instrument.  Trade finance agreements transactions may include both domestic and international transactions, and may include sellers of goods or services, buyers of such goods or services, intermediaries such as banks and other financial institutions as lenders, insurers, and other parties.    A trade finance agreements transaction can involve various structures.  For example, while a seller (or exporter) can require a purchaser (an importer) to prepay for goods shipped, the purchaser (importer) may wish to reduce risk by requiring the seller to document the goods that have been shipped. Banks, financial institutions or other lenders may assist by providing various forms of support, such as a letter of credit provided by the importer’s bank to the exporter (or the exporter's bank) providing for payment upon presentation of certain documents (for example, a bill of lading). The exporter's bank also may make a loan (by advancing funds) to the exporter on the basis of the export contract.

Trade Finance agreements are located primarily in or have exposure to global emerging markets. As such, the Wise Fund is subject to all of the risks typical to investments generally made in emerging markets. In addition, the Wise Fund is subject to risks specific to the trade finance agreements asset class such as liquidity risk, credit rating risk, and counter-party risk. The Wise Fund will only invest in trade finance agreements related securities if it is determined that this investment is in accordance with the Wise Fund’s ethical investment philosophy. Trade finance agreements will be categorized as level 3 investments in the fair value hierarchy. Trade finance agreements are considered illiquid securities as defined by the Investment Company Act of 1940. The Wise Fund’s investments in trade finance agreements at December 31, 2016 represented 0.98% of the Wise Fund’s net assets.

Bank Deposits. In a typical bank deposit, a bank raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities. The bank is responsible for monitoring the underlying investments to make sure that they will achieve the anticipated profit rate agreed upon in the contract on the maturity date. If the bank makes any profit by the maturity date, the profits are shared with investors according to a pre-agreed ratio.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Conversely, if a loss is made, it is borne by the investors in the absence of gross negligence, fraud or willful default by the bank. The bank provides investors with monthly indicative profit rates for their investments.  Bank deposits will be categorized as level 2 investment in the fair value hierarchy. The Wise Fund held 30.32% of bank deposits at December 31, 2016.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2016:

Azzad Ethical Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 58,336,506	$ -	$ -	$ 58,336,506
Real Estate Investment Trusts	2,268,910	-	-	2,268,910
	$ 60,605,416	$ -	$ -	$ 60,605,416

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Ethical Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Ethical Fund did not hold any derivative instruments at any time during the period ended December 31, 2016.

Azzad Wise Capital Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 6,735,291	$ -	$ -	$ 6,735,291
Real Estate Investment Trusts	878,881	-	-	878,881
Sukuk	-	56,916,795	-	56,916,795
Trade Finance Agreements	-	-	980,838	980,838
Bank Deposits	-	30,412,535	-	30,412,535
	$ 7,614,172	$87,329,330	$ 980,838	$ 95,924,340

* Industry classifications for these categories are detailed in each Fund’s Schedule of Investments.

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Wise Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Trade Finance Agreements
Balance as of 6/30/2016	$ 862,615
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)	252
Realized Gain/(Loss)	-
Purchases	1,093,568
Sales	(975,597)
Transfers In/(Out) of Level 3	-
Balance as of 12/31/2016	$ 980,838

The Wise Fund uses a pricing service to provide price evaluations for Level 3 trade finance agreements.  The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Wise Fund and therefore the disclosure that would address these inputs is not included above.

Table of Contents

  Note 4.
  Transactions with the Adviser and Affiliates

Note 4.

Transactions with the Adviser and Affiliates

Advisory Agreement - Azzad Asset Management, Inc. (the "Adviser") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board, directs the investments of the Trust in accordance with the Funds’ investment objectives, policies and limitations. For this service, the Adviser receives a monthly management fee at the annual rate of 0.80% and 1.19% of the average daily net assets for the Ethical Fund and Wise Fund, respectively.

For the six months December 31, 2016, the Adviser earned $263,999 and $597,015 in advisory fees for the Ethical Fund and Wise Fund, respectively. At December 31, 2016, the Adviser was owed $50,966 and $160,519 in advisory fees for the Ethical Fund and Wise Fund, respectively.

The Funds’ Adviser has agreed to contractually waive all or a portion of its fees or reimburse the Funds for certain operating expenses, to the extent necessary to limit each fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Funds invest; and litigation and other extraordinary expenses) to 0.99% and 1.29%, for Ethical Fund and Wise Fund, respectively, of average daily net assets for a five year period ending December 1, 2018. Prior to November 1, 2015, the Wise Fund’s net annual operating expenses were limited to 1.49% of average daily net asset.  Any waiver or reimbursement of operating expenses by the Adviser is subject to repayment by the Funds within three fiscal years after such reimbursement or waiver occurred, if the Funds are able to make

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

the repayment without exceeding the expense limitations (or, if less, the expense limitation then in place). For the six months ended December 31, 2016, the Adviser waived fees of $58,451 for the Ethical Fund and $59,117 for the Wise Fund.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Funds.  Fees waived or expenses reimbursed during a given year may be paid to the Adviser during the following three-year period to the extent that payment of such expenses does not cause the Funds to exceed the expense limitation.  As of June 30, 2016, the unreimbursed amounts paid or waived by the Adviser on behalf of the Ethical Fund and Wise Fund are $313,052 and $75,347, respectively.  As of June 30, 2016, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Ethical Fund	Wise Fund
June 30, 2014	June 30, 2017	$ 87,572	$ 16,591
June 30, 2015	June 30, 2018	$ 115,542	$ -
June 30, 2016	June 30, 2019	$ 109,938	$ 58,756

Sub-advisory Agreement – The Adviser and the Board entered into a Sub-Advisory Agreement with Ziegler Capital Management (“Sub-Adviser”, “Ziegler”) on August 16, 2012, on behalf of the Ethical Fund.  The sub-advisory fee paid to Ziegler is paid by the Adviser, not the Ethical Fund and therefore does not impact the fees paid by the Ethical Fund. The Ethical Fund receives additional research services and investment management expertise, from a reputable firm, without additional expense to the Ethical Fund.

The Adviser and the Board entered into a Sub-Advisory Agreement with Federated Investors, Inc. (“Sub-Adviser”, “Federated”) on March 10, 2014, on behalf of the Wise Fund. The sub-advisory fee paid to Federated is paid by the Adviser, not the Wise Fund and therefore does not impact the fees paid by the Wise Fund. The Wise Fund receives additional research services and investment management expertise, from a reputable investment manager without any additional expense to the Wise Fund.

Administrative Agreement - The Funds have an Administrative Agreement with the Adviser.  Pursuant to the Administrative Agreement, the Adviser, subject to the overall supervision and review of the Board, provides administrative services to the Funds, provides the Funds with office space, facilities and business equipment, and provides the services and clerical personnel for administering the affairs of the Funds.  As such, each of the Funds pays the Adviser $750 per month, per Fund.   For the six months ended December 31, 2016, the Ethical Fund and the Wise Fund each paid the Adviser $4,536 for administrative services pursuant to the agreement.  As of December 31, 2016, each Fund owed the Adviser $1,504, respectively, in administrative fees.

Note 5.

Capital Share Transactions

The Board of Trustees is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

The following is a summary of capital share activity for the six months ended December 31, 2016 and year ended June 30, 2016:

Ethical Fund	Six Months Ended 12/31/2016		Year Ended 6/30/2016
	Shares	Amount	Shares	Amount
Shares Sold	336,657	$ 4,190,402	1,232,989	$ 15,108,858
Shares issued in reinvestment of distributions	2,000	24,962	13,858	169,487
Redemption fees	-	532	-	171
Shares redeemed	(635,262)	(7,961,744)	(612,175)	(7,457,287)
Net Increase (decrease)	(296,605)	$(3,745,848)	634,672	$ 7,821,229

As of December 31, 2016, paid-in-capital totaled $57,023,617.

The following is a summary of capital share activity for the six months ended December 31, 2016 and year ended June 30, 2016:

Wise Fund	Six Months Ended 12/31/2016		Year Ended 6/30/2016
	Shares	Amount	Shares	Amount
Shares Sold	1,768,306	$18,472,136	2,313,306	$23,994,078
Shares issued in reinvestment of distributions	10,741	111,869	12,449	129,165
Redemption fees	-	292	-	233
Shares redeemed	(1,031,407)	(10,735,026)	(2,237,055)	(23,137,757)
Net Increase	747,640	$ 7,849,271	88,700	$ 985,719

As of December 31, 2016, paid-in-capital totaled $99,187,248.

Shareholders of the Ethical and Wise Fund are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed within 90 days after their purchase. For the six months ended December 31, 2016, $532 and $292 of redemption fees were collected from shareholders of the Ethical and Wise Fund, respectively, and reclassified to paid-in-capital.

Note 6.

Investment Transactions

For the six months ended December 31, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,197,482 and $7,656,193, respectively, for the Ethical Fund. For the six months ended December 31, 2016 $17,029,263 and $16,304,743, respectively, for the Wise Fund.

Note 7. Concentration of Risk

The Wise Fund invests in securities of non-U.S. and U.S. issuers.  Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.  As of December 31, 2016, the diversification of countries was as follows:

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Country	Percentage of Net Assets
Cayman Islands	28.75%
Turkey	14.45%
Qatar	8.92%
Malaysia	8.22%
United Arab Emirates	8.22%
United States	7.59%
Bahrain	7.53%
Indonesia	6.11%
Pakistan	2.71%
Jersey	1.60%
South Africa	1.52%

Note 8.

Tax Matters

As of December 31, 2016, the tax basis components, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Ethical Fund	Wise Fund
Federal tax cost of investments, including short-term investments *	$ 52,157,990	$ 94,501,545

Gross tax appreciation of investments	$ 12,066,454	$ 1,848,264
Gross tax depreciation of investments	$(3,619,028)	$ (475,469)
Net tax appreciation	$ 8,447,426	$ 1,422,795

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2016 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Ethical Fund	Wise Fund
Unrealized appreciation	$ 6,939,201	$ 1,982,103
Undistributed ordinary income	-	34,540
Deferral of Post October Loss	(1,551,241)	(45,229)
Capital loss carry forwards +:
No expiration:
Short-term	(462,970)	(11,901)
Long-term	(286,906)	-
	$ 4,638,084	$ 1,959,513

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of losses on wash sales and post October losses. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

+ The capital loss carry forward will be used to offset any capital gains realized by the Funds in future years through the indefinite expiration date.  The Funds will not make distributions from capital gains while a capital loss carry forward remains.

* The difference between the book cost and tax cost of investments for the Ethical Fund represents disallowed wash sales for tax purposes.

The Funds paid the following distributions for the six months ended December 31, 2016 and year ended June 30, 2016:

Ethical Fund
Six Months Ended	$ Amount	Tax Character
12/31/2016	$ 58,692	Ordinary Income

Year Ended	$ Amount	Tax Character
06/30/2016	$ 430,950	Long-Term Capital Gain

Wise Fund
Six Months Ended	$ Amount	Tax Character
12/31/2016	$ 544,348	Ordinary Income

Year Ended	$ Amount	Tax Character
06/30/2016	$ 606,320	Ordinary Income

Note 9.

Distribution Plan

The Funds maintain a distribution expense plan (a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act that allows the Funds to pay distribution expenditures incurred in connection with the sale and promotion of the Funds and the furnishing of services to shareholders of the Funds.  The Plan provides that the Funds may pay up to a maximum on an annual basis of 0.15% and 0.05% of the average daily value of the net assets of the Funds for the Ethical Fund and Wise Fund, respectively.  Under the plan,  permitted expenditures include:  (i) commissions to sales personnel for selling shares of the Funds; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the cost of preparing and distributing promotional materials; (vi) the costs of printing the Funds’ Prospectus and Statement of Additional Information for distribution to potential investors; (vii) other similar services that the Trustees determine are reasonably

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

calculated to result in sales of shares of the Funds; and (viii) the costs of providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts.  Because these expenses are paid out of the Funds’ assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  For the six months ended December 31, 2016, the Ethical Fund incurred $49,500 in distribution fees and the Wise Fund incurred $25,085 in distribution fees.  As of December 31, 2016, $14,272 and $5,934 was owed in distribution fees for the Ethical and Wise Funds, respectively.

Note 10.  Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2016, Folio Investments, in aggregate, owned approximately 55% and 73% of the shares of the Ethical Fund and the Wise Fund, respectively, for the benefit of others. As a result, Folio may be deemed to control the Funds.

Note 11.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 12. New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.  Management is currently evaluating the impact the amendments will have on the Funds’ financial statements and related disclosures.

AZZAD FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2016 (UNAUDITED)

 Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2016 through December 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AZZAD FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Azzad Ethical Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$1,030.80	$5.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.21	$5.04

* Expenses are equal to the Fund's annualized expense ratio of .99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Azzad Wise Capital Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$997.74	$6.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.56

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AZZAD FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2016 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369 and from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 350-3369 to request a copy of the SAI or to make shareholder inquiries.

AZZAD FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2016 (UNAUDITED)

AZZAD FUNDS

This Page Was Left Blank Intentionally

AZZAD FUNDS

This Page Was Left Blank Intentionally

AZZAD FUNDS

BOARD OF TRUSTEES

Syed K. Raheemullah

Bashar Qasem

Abed Awad, Esq.

INVESTMENT ADVISER

Azzad Asset Management, Inc.

SUB-ADVISER

Ziegler Capital Management

Federated Investors, Inc.

DIVIDEND PAYING AGENT,

SHAREHOLDERS’ SERVICING AGENT,

TRANSFER AGENT

Mutual Shareholder Services, LLC

CUSTODIAN

Huntington National Bank, NA

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

LEGAL COUNSEL

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Azzad Funds. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

AZZAD FUNDS

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

AZZAD FUNDS

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date February 28, 2017

Endnotes

SEMI-ANNUAL REPORT DECEMBER 31, 2016 (UNAUDITED)